First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Conservative Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 18.4%
	Shares	Value ($)
International 5.2%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,733,568	21,305,554
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	387,347	3,730,157
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	340,191	3,735,293
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	398,840	3,709,210
Total		32,480,214
U.S. Large Cap 10.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	174,886	6,290,660
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	196,826	15,326,816
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	199,687	5,880,792
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,049,728	16,732,668
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	158,232	5,726,409
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	78,584	2,755,930
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	66,713	2,633,836
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	60,848	2,801,441
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	87,262	2,750,493
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	124,717	3,941,046
Total		64,840,091
U.S. Mid Cap 0.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	28,825	1,161,623
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	34,323	1,152,230
Total		2,313,853
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	97,698	1,143,064
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	113,759	1,160,347
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	245,280	6,882,563
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	206,157	6,846,462
Total		16,032,436
Total Equity Funds (Cost $80,975,516)		115,666,594

Exchange-Traded Fixed Income Funds 3.8%

Investment Grade 3.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	122,850	13,465,588
Vanguard Intermediate-Term Corporate Bond ETF	128,000	10,268,160
Total		23,733,748
Total Exchange-Traded Fixed Income Funds (Cost $24,560,794)		23,733,748

Fixed Income Funds 54.4%

Investment Grade 54.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,115,114	60,834,227
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,455,165	23,078,553
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,634,639	37,679,613
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,589,769	23,152,535
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,792,304	63,100,507
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,457,143	60,955,433
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,419,991	72,196,509
Total		340,997,377
Total Fixed Income Funds (Cost $388,061,664)		340,997,377
2	Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 11.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	16,400,000	14,892,539
04/17/2038- 04/13/2053	3.500%	14,000,000	13,177,090
04/13/2053	4.000%	20,777,000	19,871,332
04/13/2053	4.500%	26,000,000	25,474,691
Total Residential Mortgage-Backed Securities - Agency (Cost $71,881,118)			73,415,652

Options Purchased Puts 0.2%
Value ($)
(Cost $2,176,196)	1,397,510
Money Market Funds 22.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	141,564,972	141,536,659
Total Money Market Funds (Cost $141,510,166)		141,536,659
Total Investments in Securities (Cost: $709,165,454)		696,747,540
Other Assets & Liabilities, Net		(69,498,487)
Net Assets		627,249,053

At March 31, 2023, securities and/or cash totaling $1,910,569 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,359,636 USD	1,250,000 EUR	Barclays	05/25/2023	—	(4)
2,740,912 USD	28,500,000 NOK	Barclays	05/25/2023	—	(12,259)
2,500,000 CHF	2,733,047 USD	Citi	05/25/2023	—	(14,832)
836,559 USD	110,000,000 JPY	Citi	05/25/2023	—	(1,629)
616,342 USD	500,000 GBP	UBS	05/25/2023	1,116	—
1,731,727 USD	18,000,000 SEK	UBS	05/25/2023	7,397	—
Total				8,513	(28,724)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	16	06/2023	EUR	681,760	22,572	—
FTSE 100 Index	6	06/2023	GBP	458,340	7,400	—
OMXS30 Index	1	04/2023	SEK	221,675	881	—
S&P 500 Index E-mini	60	06/2023	USD	12,413,250	580,764	—
SPI 200 Index	1	06/2023	AUD	179,775	2,893	—
TOPIX Index	2	06/2023	JPY	40,070,000	8,171	—
U.S. Long Bond	10	06/2023	USD	1,311,563	—	(12,373)
U.S. Treasury 10-Year Note	176	06/2023	USD	20,226,250	592,181	—
U.S. Treasury 10-Year Note	8	06/2023	USD	919,375	—	(7,641)
U.S. Treasury 2-Year Note	85	06/2023	USD	17,548,516	189,716	—
U.S. Treasury 5-Year Note	235	06/2023	USD	25,734,336	556,061	—
U.S. Treasury Ultra Bond	6	06/2023	USD	846,750	—	(11,314)
Total					1,960,639	(31,328)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(101)	06/2023	USD	(9,158,175)	—	(163,501)

Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2023 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	19,313,757	47	3,200.00	06/21/2024	850,467	419,710
S&P 500 Index	JPMorgan	USD	4,931,172	12	3,100.00	06/21/2024	118,501	93,600
S&P 500 Index	JPMorgan	USD	2,054,655	5	3,300.00	06/21/2024	56,479	50,975
S&P 500 Index	JPMorgan	USD	14,382,585	35	3,300.00	12/20/2024	626,738	473,375
S&P 500 Index	JPMorgan	USD	12,327,930	30	3,200.00	12/20/2024	524,011	359,850
Total							2,176,196	1,397,510
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	113,478,981	52,370,022	(24,328,044)	15,700	141,536,659	—	(463)	1,442,668	141,564,972
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,915,448	157,671	(283,349)	500,890	6,290,660	—	18,633	—	174,886
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,446,491	491,945	(751,587)	1,139,967	15,326,816	—	56,142	—	196,826
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	58,751,972	435,503	(424,063)	2,070,815	60,834,227	—	(84,850)	—	7,115,114
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	5,446,525	119,310	(381,153)	696,110	5,880,792	—	13,919	—	199,687
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,436,050	447,396	(391,641)	586,748	23,078,553	—	(26,015)	—	2,455,165
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	35,519,784	535,163	(959,177)	2,583,843	37,679,613	—	(286,000)	—	4,634,639
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,358,331	1,089,168	(1,227,332)	1,085,387	21,305,554	—	(159,745)	406,754	1,733,568
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	15,752,251	472,087	(679,005)	1,187,335	16,732,668	—	33,765	—	1,049,728
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,499,908	394,654	(97,679)	(70,474)	5,726,409	—	2,086	—	158,232
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,093,571	37,353	(83,333)	114,032	1,161,623	—	9,260	—	28,825
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,100,151	98,836	(40,421)	(6,336)	1,152,230	—	18,776	—	34,323
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	1,101,266	109,492	(87,621)	19,927	1,143,064	—	8,674	—	97,698
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	930,475	128,110	(11,323)	113,085	1,160,347	—	(7,519)	—	113,759
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	22,371,948	289,802	(190,538)	681,323	23,152,535	—	(33,799)	—	2,589,769
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,851,444	596,685	(474,861)	2,127,239	63,100,507	—	(98,546)	—	6,792,304
4	Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,640,698	171,477	(22,770)	(33,475)	2,755,930	—	(72)	—	78,584
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,358,978	—	—	274,858	2,633,836	—	—	—	66,713
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	2,630,456	94,379	(152,464)	229,070	2,801,441	—	9,870	—	60,848
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,640,241	206,475	(53,651)	(42,572)	2,750,493	—	8,905	—	87,262
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	58,781,109	453,648	(485,060)	2,205,736	60,955,433	—	(76,904)	—	6,457,143
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	69,723,227	651,884	(655,307)	2,476,705	72,196,509	—	(112,787)	—	7,419,991
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,722,826	131,078	(129,666)	216,808	3,941,046	—	5,495	—	124,717
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,512,756	133,656	(225,050)	308,795	3,730,157	—	21,884	53,203	387,347
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	3,505,079	110,566	(197,175)	316,823	3,735,293	—	6,083	17,909	340,191
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	3,539,253	235,320	(248,565)	183,202	3,709,210	—	40,853	80,099	398,840
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,567,972	487,255	(505,963)	333,299	6,882,563	—	(61,101)	—	245,280
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,583,967	597,346	(429,445)	94,594	6,846,462	—	54,818	—	206,157
Total	551,261,158			19,409,434	598,200,630	—	(638,638)	2,000,633

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7045_12_B01_(05/23)